Pay vs Performance Disclosure - USD ($)	12 Months Ended						24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income (in thousands)(5) (h)	Adjusted Fee Revenue (in millions)(6) (i)
2026	$ 16,117,290	$ 20,083,791	$4,527,075	$5,073,794	$107	$73	$280,820	$2,893
2025	14,671,340	16,674,367	4,098,942	4,321,252	96	103	251,076	2,694
2024	12,097,658	21,040,675	3,575,515	4,015,867	93	108	172,561	2,788
2023	11,517,445	4,752,895	3,283,352	1,500,999	72	94	213,054	2,876
2022	9,547,534	6,792,260	3,677,007	2,726,928	91	99	330,845	2,596

Company Selected Measure Name	Adjusted Fee Revenue
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts reported for Gary Burnison (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Burnison) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for fiscal year 2026, Messrs. Rozek and Distefano and Mmes. MacDonald and Uren; (ii) for fiscal year 2025, Messrs. Rozek, Distefano, and Arian and Mmes. MacDonald and Uren; (iii) for fiscal year 2024, Messrs. Rozek, Arian, Distefano, and Mulrooney and Ms. MacDonald; (iv) for fiscal year 2023, Messrs. Rozek, Mulrooney, Arian, and Distefano; and (v) for fiscal year 2022, Messrs. Rozek, Mulrooney, and Arian.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for this purpose is the following Company-established peer group, as used in the Form 10-K for purposes of Item 201(e)(1)(ii) of Regulation S-K: Costar Group Inc. (CSGP), Cushman & Wakefield Plc. (CWK), Everforth, Inc. (EFOR) (f/k/a ASGN, Inc.), FTI Consulting Inc. (FCN), Huron Consulting Group Inc. (HURN), ICF International Inc. (ICFI), Insperity Inc. (NSP), Jones Lang Lasalle Inc. (JLL), ManpowerGroup Inc. (MAN), PageGroup Plc. (MPGPF), Robert Half International Inc. (RHI), Trinet Group Inc. (TNET), and Verisk Analytics Inc. (VRSK).

PEO Total Compensation Amount	$ 16,117,290	$ 14,671,340	$ 12,097,658	$ 11,517,445	$ 9,547,534
PEO Actually Paid Compensation Amount	$ 20,083,791	16,674,367	21,040,675	4,752,895	6,792,260
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Burnison, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Burnison or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as required by applicable SEC rules and as shown below with respect to fiscal year 2026. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity values included in “compensation actually paid” do not correspond to the actual values that may be recognized by the named executive officers.

	2026
Compensation Actually Paid	PEO	Other NEOs	*
Summary Compensation Table Total	$16,117,290	$4,527,075
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,982,027)	(2,671,545)
Less, Change in Pension Value reported in Summary Compensation Table	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	11,245,341	2,516,385
Plus, fair value as of vesting date of equity awards granted and vested in the year	2,259,569	254,749
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(172,378)	85,819
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	2,070,897	274,644
Less, prior year-end fair value for any equity awards forfeited in the year	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	545,099	86,667
Plus, pension service cost for services rendered during the year	—	—
Compensation Actually Paid	$20,083,791	$5,073,794

Non-PEO NEO Average Total Compensation Amount	$ 4,527,075	4,098,942	3,575,515	3,283,352	3,677,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,073,794	4,321,252	4,015,867	1,500,999	2,726,928
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Burnison, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Burnison or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as required by applicable SEC rules and as shown below with respect to fiscal year 2026. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity values included in “compensation actually paid” do not correspond to the actual values that may be recognized by the named executive officers.

	2026
Compensation Actually Paid	PEO	Other NEOs	*
Summary Compensation Table Total	$16,117,290	$4,527,075
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,982,027)	(2,671,545)
Less, Change in Pension Value reported in Summary Compensation Table	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	11,245,341	2,516,385
Plus, fair value as of vesting date of equity awards granted and vested in the year	2,259,569	254,749
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(172,378)	85,819
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	2,070,897	274,644
Less, prior year-end fair value for any equity awards forfeited in the year	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	545,099	86,667
Plus, pension service cost for services rendered during the year	—	—
Compensation Actually Paid	$20,083,791	$5,073,794

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income I CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted Fee Revenue I CAP vs. Adjusted Fee Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR I CAP vs Company TSR and Peer Group TSR
*	Value of Initial Fixed $100 Investment on April 30, 2021

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

1. Adjusted Fee Revenue;

2. Adjusted EBITDA Margin;

3. Adjusted Diluted EPS; and

4. Adjusted ROIC.

Total Shareholder Return Amount						$ 91	$ 72	$ 93	$ 96	$ 107
Peer Group Total Shareholder Return Amount						$ 99	$ 94	$ 108	$ 103	$ 73
Net Income (Loss) Attributable to Parent	$ 280,820,000	$ 251,076,000	$ 172,561,000	$ 213,054,000	$ 330,845,000
Company Selected Measure Amount	2,893,000,000	2,694,000,000	2,788,000,000	2,876,000,000	2,596,000,000
PEO Name	Gary Burnison	Gary Burnison	Gary Burnison	Gary Burnison	Gary Burnison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name	Adjusted Fee Revenue
Non-GAAP Measure Description [Text Block]
(6)	Adjusted Fee Revenue is defined as Fee Revenue of the Company, as reported in the Form 10-K for the applicable fiscal year, adjusted as necessary to eliminate the effect of currency fluctuations, including by translating the applicable fiscal year’s actual results at a currency rate comparable to the rate used in the Company’s AOP for such fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name	Adjusted Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name	Adjusted ROIC
PEO [Member] | Less Value Of Stock Awards And Option Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,982,027)
PEO [Member] | Less Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,245,341
PEO [Member] | Plus Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,259,569
PEO [Member] | Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,378)
PEO [Member] | Plus Less Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date For Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,070,897
PEO [Member] | Less Prior Year End Fair Value For Any Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Plus Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The S C T Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	545,099
PEO [Member] | Plus Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Less Value Of Stock Awards And Option Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,671,545)
Non-PEO NEO [Member] | Less Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,516,385
Non-PEO NEO [Member] | Plus Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	254,749
Non-PEO NEO [Member] | Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	85,819
Non-PEO NEO [Member] | Plus Less Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date For Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	274,644
Non-PEO NEO [Member] | Less Prior Year End Fair Value For Any Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Plus Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The S C T Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,667
Non-PEO NEO [Member] | Plus Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0